Warrants - fair value of warrants liabilities (Details)	Mar. 31, 2023 Y $ / shares	Dec. 31, 2022 $ / shares Y
Exercise price
Warrants
Warrants measurement input	0.96
Risk free interest rate
Warrants
Warrants measurement input	4.09
Expected volatility
Warrants
Warrants measurement input	92.90
Expected term
Warrants
Warrants measurement input | Y	3
Minimum | Fair Value of Warrants
Warrants
Warrants measurement input		1.80
Minimum | Exercise price
Warrants
Warrants measurement input		1.00
Minimum | Risk free interest rate
Warrants
Warrants measurement input		2.09
Minimum | Expected volatility
Warrants
Warrants measurement input		53.22
Minimum | Expected term
Warrants
Warrants measurement input | Y		1
Maximum | Fair Value of Warrants
Warrants
Warrants measurement input		13.10
Maximum | Exercise price
Warrants
Warrants measurement input		1.05
Maximum | Risk free interest rate
Warrants
Warrants measurement input		4.05
Maximum | Expected volatility
Warrants
Warrants measurement input		104.50
Maximum | Expected term
Warrants
Warrants measurement input | Y		3